Ultra Short Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
1 / December 2024
Issues
Maturity
Date
Principal
Amount Value
BONDS – 114 .54%
ASSET-BACKED SECURITIES — 8 .66% **
Aligned Data Centers Issuer LLC,
Series 2021-1A, Class A2
1.94% 08/15/46
1
$ 240,000 $ 228,238
AmeriCredit Automobile Receivables Trust,
Series 2022-2, Class C
5.32% 04/18/28 320,000 322,748
Bain Capital Credit CLO Ltd.,
Series 2021-6A, Class A1R
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.09%)
5.49% 10/21/34
1,2,3
150,000 150,071
BlueMountain CLO XXVIII Ltd.,
Series 2021-28A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.52%)
6.18% 04/15/34
1,2,3
110,000 110,078
CIFC Funding Ltd.,
Series 2016-1A, Class AR3
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.00%)
0.00% 10/21/31
1,2,3
225,000 224,955
Dryden 40 Senior Loan Fund,
Series 2015-40A, Class AR2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.15%)
5.67% 08/15/31
1,2,3
218,952 219,387
Dryden 72 CLO Ltd.,
Series 2019-72A, Class ARR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.10%)
5.62% 05/15/32
1,2,3
231,952 232,160
DT Auto Owner Trust,
Series 2021-3A, Class D
1.31% 05/17/27
1
139,574 135,966
GLS Auto Receivables Issuer Trust,
Series 2021-3A, Class D
1.48% 07/15/27
1
230,000 225,180
GoldenTree Loan Management U.S. CLO 4 Ltd.,
Series 2019-4A, Class ARR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.15%)
5.78% 04/24/31
1,2,3
185,689 185,911
Hotwire Funding LLC,
Series 2024-1A, Class A2
5.89% 06/20/54
1
60,000 60,682
HPS Loan Management Ltd.,
Series 13A-18, Class A1R
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.13%)
5.79% 10/15/30
1,2,3
183,864 183,994
LCM 37 Ltd.,
Series 37A, Class A1R
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.06%)
5.40% 04/15/34
1,2,3
150,000 149,385
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Madison Park Funding XXIX Ltd.,
Series 2018-29A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.18%)
5.81% 10/18/30
1,2,3
$ 216,699 $ 217,003
Navient Private Education Refi Loan Trust,
Series 2021-CA, Class A
1.06% 10/15/69
1
287,881 256,917
Navient Private Education Refi Loan Trust,
Series 2021-FA, Class A
1.11% 02/18/70
1
189,533 165,696
OCP CLO Ltd.,
Series 2014-6A, Class A1R2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.15%)
5.80% 10/17/30
1,2,3
108,129 108,197
Palmer Square Loan Funding Ltd.,
Series 2022-3A, Class A1BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.40%)
6.06% 04/15/31
1,2,3
250,000 250,188
Regatta XIV Funding Ltd.,
Series 2018-3A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.10%)
5.73% 10/25/31
1,2,3
266,513 266,694
Vantage Data Centers Issuer LLC,
Series 2020-1A, Class A2
1.65% 09/15/45
1
78,000 76,183
Vantage Data Centers Issuer LLC,
Series 2021-1A, Class A2
2.17% 10/15/46
1
200,000 189,733
Voya CLO Ltd.,
Series 2015-3A, Class A1R3
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.15%)
5.78% 10/20/31
1,2,3
185,408 185,600
Total Asset-Backed Securities
(Cost $4,143,112) 4,144,966
CORPORATES — 23 .71% *
Banking — 7 .93%
Bank of America Corp.
3.42% 12/20/28
4
70,000 67,139
Bank of America Corp.
(MTN)
3.82% 01/20/28
4
985,000 965,233
HSBC Holdings PLC
(United Kingdom)
2.01% 09/22/28
3,4
85,000 78,373
2.10% 06/04/26
3,4
180,000 177,856
JPMorgan Chase & Co.
1.04% 02/04/27
4
1,185,000 1,138,375
Lloyds Banking Group PLC
(United Kingdom)
1.63% 05/11/27
3,4
50,000 47,836

Ultra Short Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
December 2024 / 2
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Banking (continued)
PNC Financial Services Group, Inc. (The)
5.58% 06/12/29
4
$ 55,000 $ 55,959
6.62% 10/20/27
4
40,000 41,215
Santander UK Group Holdings PLC
(United Kingdom)
1.67% 06/14/27
3,4
105,000 99,934
U.S. Bancorp
4.65% 02/01/29
4
200,000 198,038
Wells Fargo & Co.
(MTN)
2.16% 02/11/26
4
930,000 927,171
3,797,129
Communications — 0 .89%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.75% 03/01/30
1
5,000 4,570
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint
Spectrum Co. III LLC
5.15% 03/20/28
1
227,500 228,733
T-Mobile USA, Inc.
2.25% 02/15/26 200,000 194,512
427,815
Consumer Discretionary — 0 .90%
Imperial Brands Finance PLC
(United Kingdom)
6.13% 07/27/27
1,3
135,000 138,643
Spectrum Brands, Inc.
3.88% 03/15/31
1
4,000 3,449
WarnerMedia Holdings, Inc.
3.76% 03/15/27 300,000 289,126
431,218
Diversified REITs — 1 .40%
American Tower Corp.
5.25% 07/15/28 250,000 251,860
Crown Castle, Inc.
3.80% 02/15/28 135,000 130,027
VICI Properties LP/VICI Note Co., Inc.
5.75% 02/01/27
1
285,000 287,617
669,504
Electric — 0 .69%
Alliant Energy Finance LLC
5.95% 03/30/29
1
135,000 138,253
Eversource Energy
2.90% 03/01/27 200,000 192,013
330,266
Energy — 1 .03%
Southern Co. Gas Capital Corp.
3.88% 11/15/25 500,000 495,800
Finance — 5 .97%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
(Ireland)
2.45% 10/29/26
3
300,000 287,368
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Finance (continued)
Air Lease Corp.
3.63% 04/01/27 $ 200,000 $ 195,126
Avolon Holdings Funding Ltd.
(Cayman Islands)
2.53% 11/18/27
1,3
198,000 183,668
Citigroup, Inc.
1.46% 06/09/27
4
815,000 776,137
Goldman Sachs Group, Inc. (The)
1.54% 09/10/27
4
405,000 383,178
Morgan Stanley
0.99% 12/10/26
4
605,000 583,515
Morgan Stanley
(GMTN)
1.51% 07/20/27
4
225,000 214,163
Morgan Stanley
(MTN)
2.63% 02/18/26
4
45,000 44,863
Nationwide Building Society
(United Kingdom)
2.97% 02/16/28
1,3,4
200,000 191,261
2,859,279
Health Care — 1 .50%
1375209 BC Ltd.
(Canada)
9.00% 01/30/28
1,3
35,000 34,961
Bayer U.S. Finance LLC
6.25% 01/21/29
1
220,000 224,557
Grifols SA
(Spain)
4.75% 10/15/28
1,3
35,000 32,201
HCA, Inc.
5.38% 02/01/25 175,000 174,955
5.88% 02/15/26 250,000 251,328
718,002
Health Care REITs — 0 .44%
Healthcare Realty Holdings LP
3.63% 01/15/28 220,000 209,394
Industrials — 1 .12%
Amcor Flexibles North America, Inc.
4.00% 05/17/25 300,000 298,993
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
(Canada)
4.13% 08/15/26
1,3
10,000 8,715
Berry Global, Inc.
5.50% 04/15/28 225,000 227,173
534,881
Materials — 0 .29%
International Flavors & Fragrances, Inc.
1.83% 10/15/27
1
150,000 137,796
Retail — 0 .13%
Ferrellgas LP/Ferrellgas Finance Corp.
5.38% 04/01/26
1
55,000 54,277

Ultra Short Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
3 / December 2024
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Retail (continued)
Papa John's International, Inc.
3.88% 09/15/29
1
$ 10,000 $ 8,972
63,249
Services — 0 .71%
Global Payments, Inc.
2.15% 01/15/27 300,000 284,513
Worldline SA
(France)
0.00% 07/30/25
3,5
200 24,075
0.00% 07/30/26
3,5
300 29,901
338,489
Specialized REITs — 0 .71%
Extra Space Storage LP
3.88% 12/15/27 205,000 200,465
5.70% 04/01/28 135,000 137,860
338,325
Total Corporates
(Cost $11,192,378) 11,351,147
MORTGAGE-BACKED — 42 .55% **
Non-Agency Commercial Mortgage-Backed — 5 .01%
BPR Trust,
Series 2021-WILL, Class A
(CME Term SOFR 1-Month plus 1.86%)
6.26% 06/15/38
1,2
195,671 195,094
BPR Trust,
Series 2022-OANA, Class A
(CME Term SOFR 1-Month plus 1.90%)
6.30% 04/15/37
1,2
152,000 152,770
BX Commercial Mortgage Trust,
Series 2021-21M, Class A
(CME Term SOFR 1-Month plus 0.84%)
5.24% 10/15/36
1,2
134,983 134,290
BX Commercial Mortgage Trust,
Series 2021-VINO, Class A
(CME Term SOFR 1-Month plus 0.77%)
5.16% 05/15/38
1,2
34,790 34,774
BX Commercial Mortgage Trust,
Series 2021-XL2, Class A
(CME Term SOFR 1-Month plus 0.80%)
5.20% 10/15/38
1,2
88,043 87,983
BX,
Series 2021-MFM1, Class A
(CME Term SOFR 1-Month plus 0.81%)
5.21% 01/15/34
1,2
76,961 76,931
CAMB Commercial Mortgage Trust,
Series 2019-LIFE, Class B
(CME Term SOFR 1-Month plus 1.55%)
5.95% 12/15/37
1,2
150,000 150,106
Citigroup Commercial Mortgage Trust,
Series 2021-PRM2, Class A
(CME Term SOFR 1-Month plus 1.06%)
5.46% 10/15/38
1,2
152,000 151,892
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
Great Wolf Trust,
Series 2024-WOLF, Class A
(CME Term SOFR 1-Month plus 1.54%)
5.94% 03/15/39
1,2
$ 152,000 $ 152,450
GS Mortgage Securities Corp. Trust,
Series 2023-FUN, Class A
(CME Term SOFR 1-Month plus 2.09%)
6.49% 03/15/28
1,2
125,000 125,646
HILT COMMERCIAL Mortgage Trust,
Series 2024-ORL, Class A
(CME Term SOFR 1-Month plus 1.54%)
5.94% 05/15/37
1,2
100,000 100,179
Hilton USA Trust,
Series 2016-HHV, Class A
3.72% 11/05/38
1
103,000 100,184
INTOWN Mortgage Trust,
Series 2022-STAY, Class A
(CME Term SOFR 1-Month plus 2.49%)
6.89% 08/15/39
1,2
150,000 150,385
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-NINE, Class A
2.85% 09/06/38
1,4
163,000 156,803
MF1 Ltd.,
Series 2020-FL4, Class A
(CME Term SOFR 1-Month plus 1.81%)
6.20% 12/15/35
1,2
126,532 126,654
NRTH Mortgage Trust,
Series 2024-PARK, Class A
(CME Term SOFR 1-Month plus 1.64%)
6.04% 03/15/39
1,2
150,000 150,320
PGA Trust,
Series 2024-RSR2, Class A
(CME Term SOFR 1-Month plus 1.89%)
6.29% 06/15/39
1,2
173,000 173,317
WB Commercial Mortgage Trust,
Series 2024-HQ, Class A
5.94% 03/15/40
1,4
177,000 177,754
2,397,532
Non-Agency Mortgage-Backed — 6 .78%
Aames Mortgage Trust,
Series 2002-1, Class A3 (STEP-reset date 01/25/25)
7.40% 06/25/32 7,620 7,444
Adjustable Rate Mortgage Trust,
Series 2005-1, Class 1A1
6.00% 05/25/35
4
12,896 12,811
Ajax Mortgage Loan Trust,
Series 2019-F, Class A1 (STEP-reset date 01/25/25)
2.86% 07/25/59
1
103,129 98,976
Alternative Loan Trust,
Series 2004-J6, Class 2A1
6.50% 11/25/31 10,438 10,594

Ultra Short Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
December 2024 / 4
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-
Through Certificates,
Series 2005-R10, Class M3
(CME Term SOFR 1-Month plus 0.79%)
5.13% 01/25/36
2
$ 182,760 $ 181,209
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-
Through Certificates,
Series 2005-R3, Class M4
(CME Term SOFR 1-Month plus 1.04%)
5.38% 05/25/35
2
71,971 71,548
Banc of America Funding Trust,
Series 2003-2, Class 1A1
6.50% 06/25/32 2,314 2,320
Citigroup Mortgage Loan Trust,
Series 2007-AMC4, Class A2D
(CME Term SOFR 1-Month plus 0.38%)
4.72% 05/25/37
2
96,630 95,443
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-WFH4, Class M2
(CME Term SOFR 1-Month plus 0.55%)
4.89% 11/25/36
2
400,744 397,003
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2002-AR31, Class 4A2
7.64% 11/25/32
4
13,454 13,327
First Franklin Mortgage Loan Trust,
Series 2005-FF8, Class M2
(CME Term SOFR 1-Month plus 0.89%)
5.23% 09/25/35
2
169,645 168,816
First Franklin Mortgage Loan Trust,
Series 2006-FFH1, Class M1
(CME Term SOFR 1-Month plus 0.67%)
5.01% 01/25/36
2
432,503 419,813
HSI Asset Securitization Corp. Trust,
Series 2006-OPT2, Class M2
(CME Term SOFR 1-Month plus 0.70%)
5.04% 01/25/36
2
170,029 167,831
IndyMac Index Mortgage Loan Trust,
Series 2004-AR6, Class 6A1
5.75% 10/25/34
4
65,925 61,178
JPMorgan Mortgage Trust,
Series 2005-A2, Class 9A1
6.13% 04/25/35
4
31,364 30,534
MASTR Adjustable Rate Mortgages Trust,
Series 2004-12, Class 5A1
6.82% 10/25/34
4
7,553 7,288
MASTR Seasoned Securitization Trust,
Series 2004-1, Class 4A1
7.56% 10/25/32
4
13,977 13,646
Merrill Lynch Mortgage Investors Trust,
Series 2003-A1, Class 2A
(CME Term SOFR 12-Month plus 2.34%)
6.65% 12/25/32
2
86,915 86,146
MortgageIT Trust,
Series 2005-1, Class 1A1
(CME Term SOFR 1-Month plus 0.75%)
5.09% 02/25/35
2
248,421 249,055
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Ownit Mortgage Loan Trust,
Series 2006-3, Class A2D
(CME Term SOFR 1-Month plus 0.65%)
4.99% 03/25/37
2
$ 327,267 $ 312,407
Park Place Securities, Inc., Asset-Backed Pass-Through
Certificates,
Series 2004-WHQ2, Class M4
(CME Term SOFR 1-Month plus 1.69%)
6.03% 02/25/35
2
215,872 211,234
Residential Asset Mortgage Products Trust,
Series 2004-SL1, Class A2
8.50% 11/25/31 34,018 11,038
Residential Asset Securities Corp.,
Series 2006-KS3, Class M1
(CME Term SOFR 1-Month plus 0.44%)
4.95% 04/25/36
2
129,587 128,172
Residential Asset Securitization Trust,
Series 2004-IP2, Class 2A1
4.03% 12/25/34
4
46,581 41,605
Soundview Home Loan Trust,
Series 2005-OPT1, Class M2
(CME Term SOFR 1-Month plus 0.79%)
5.13% 06/25/35
2
243,317 239,050
Structured Asset Investment Loan Trust,
Series 2005-HE3, Class M1
(CME Term SOFR 1-Month plus 0.83%)
5.17% 09/25/35
2
21,000 20,903
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-EQ1A, Class A1
(CME Term SOFR 1-Month plus 0.38%)
4.72% 07/25/36
1,2
266 266
Terwin Mortgage Trust,
Series 2006-5, Class 1A2B
(CME Term SOFR 1-Month plus 0.53%)
4.87% 07/25/37
1,2
109,547 109,097
WaMu Mortgage Pass-Through Certificates,
Series 2003-AR6, Class A1
7.26% 06/25/33
4
17,915 17,456
WaMu Mortgage Pass-Through Certificates,
Series 2005-4, Class CB13
(CME Term SOFR 1-Month plus 0.61%)
4.95% 06/25/35
2
66,919 57,473
3,243,683
U.S. Agency Commercial Mortgage-Backed — 2 .53%
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KJ34, Class A1
0.68% 06/25/26 79,197 78,214
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KS07, Class X (IO)
0.60% 09/25/25
4
6,712,501 27,745

Ultra Short Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
5 / December 2024
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series Q004, Class AFL
(Federal Reserve US 12-Month Cumulative Average plus
0.74%)
5.49% 05/25/44
2
$ 83,706 $ 83,703
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series Q010, Class APT1
6.74% 04/25/46
4
27,014 27,183
Ginnie Mae,
Series 2008-92, Class E
5.56% 03/16/44
4
43,656 43,528
Ginnie Mae,
Series 2010-159, Class D
4.56% 09/16/44
4
84,049 83,407
Ginnie Mae,
Series 2011-165, Class IO (IO)
0.00% 10/16/51
4
2,020,092 20
Ginnie Mae,
Series 2011-92, Class C
3.70% 04/16/52
4
462,704 447,078
Ginnie Mae,
Series 2012-135, Class IO (IO)
0.34% 01/16/53
4
1,516,883 17,076
Ginnie Mae,
Series 2014-157, Class C
3.15% 10/16/54
4
418,181 404,132
1,212,086
U.S. Agency Mortgage-Backed — 28 .23%
Fannie Mae Pool 254548
5.50% 12/01/32 33,631 34,181
Fannie Mae Pool 555098
(RFUCCT1Y plus 1.62%)
6.60% 11/01/32
2
4,080 4,105
Fannie Mae Pool 555424
5.50% 05/01/33 23,509 23,905
Fannie Mae Pool 655133
7.00% 08/01/32 4,330 4,578
Fannie Mae Pool 655151
7.00% 08/01/32 2,893 3,060
Fannie Mae Pool 762525
6.50% 11/01/33 7,159 7,475
Fannie Mae Pool 770900
(RFUCCT1Y plus 1.55%)
6.93% 04/01/34
2
39,149 39,422
Fannie Mae Pool AE0443
6.50% 10/01/39 31,537 33,285
Fannie Mae Pool AL0851
6.00% 10/01/40 26,562 27,634
Fannie Mae REMICS,
Series 2001-42, Class SB
(-16.00 X SOFR30A plus 126.17%, 8.50% Cap)
8.50% 09/25/31
2
395 391
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS,
Series 2001-60, Class OF
(SOFR30A plus 1.06%)
5.63% 10/25/31
2
$ 31,333 $ 31,550
Fannie Mae REMICS,
Series 2002-30, Class FB
(SOFR30A plus 1.11%)
5.68% 08/25/31
2
26,632 26,782
Fannie Mae REMICS,
Series 2003-124, Class TS
(-14.00 X SOFR30A plus 99.20%, 9.80% Cap)
9.80% 01/25/34
2
5,199 5,506
Fannie Mae REMICS,
Series 2004-60, Class FW
(SOFR30A plus 0.56%)
5.13% 04/25/34
2
41,481 41,578
Fannie Mae REMICS,
Series 2004-96, Class MT
(-17.50 X SOFR30A plus 123.12%, 7.00% Cap)
7.00% 12/25/34
2
10,049 10,412
Fannie Mae REMICS,
Series 2005-73, Class DF
(SOFR30A plus 0.36%)
4.93% 08/25/35
2
38,452 38,238
Fannie Mae REMICS,
Series 2007-68, Class SC (IO)
(-1.00 X SOFR30A plus 6.59%, 6.70% Cap)
2.02% 07/25/37
2
40,614 3,737
Fannie Mae REMICS,
Series 2010-109, Class PF
(SOFR30A plus 0.51%)
5.08% 10/25/40
2
23,990 23,795
Fannie Mae REMICS,
Series 2010-26, Class S (IO)
(-1.00 X SOFR30A plus 6.12%, 6.23% Cap)
1.55% 11/25/36
2
144,891 10,578
Fannie Mae REMICS,
Series 2010-95, Class FB
(SOFR30A plus 0.51%)
5.08% 09/25/40
2
24,066 23,885
Fannie Mae REMICS,
Series 2011-47, Class GF
(SOFR30A plus 0.68%)
5.25% 06/25/41
2
477,541 474,288
Fannie Mae REMICS,
Series 2018-79, Class FA
(SOFR30A plus 0.36%)
4.93% 11/25/48
2
33,735 33,246
Fannie Mae REMICS,
Series 2019-79, Class FA
(SOFR30A plus 0.61%)
5.18% 01/25/50
2
84,785 83,687
Fannie Mae REMICS,
Series 2020-10, Class FA
(SOFR30A plus 0.61%)
5.18% 03/25/50
2
238,874 234,213

Ultra Short Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
December 2024 / 6
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS,
Series 2024-73, Class FB
(SOFR30A plus 1.20%)
5.77% 10/25/54
2
$ 504,369 $ 502,931
Freddie Mac REMICS,
Series 2368, Class AF
(SOFR30A plus 1.06%)
5.66% 10/15/31
2
24,915 25,081
Freddie Mac REMICS,
Series 2733, Class FB
(SOFR30A plus 0.71%)
5.31% 10/15/33
2
223,024 223,693
Freddie Mac REMICS,
Series 3085, Class FW
(SOFR30A plus 0.81%)
5.41% 08/15/35
2
157,103 157,410
Freddie Mac REMICS,
Series 3300, Class FA
(SOFR30A plus 0.41%)
5.01% 08/15/35
2
146,211 144,278
Freddie Mac REMICS,
Series 3325, Class NF
(SOFR30A plus 0.41%)
5.01% 08/15/35
2
29,372 28,983
Freddie Mac REMICS,
Series 3895, Class BF
(SOFR30A plus 0.61%)
5.21% 07/15/41
2
94,199 93,334
Freddie Mac Strips,
Series 263, Class F5
(SOFR30A plus 0.61%)
5.21% 06/15/42
2
124,366 123,664
Ginnie Mae (TBA)
4.00% 01/20/55 250,000 230,326
4.50% 01/20/55 775,000 732,759
5.00% 01/20/55 625,000 606,295
5.50% 01/20/55 300,000 297,361
Ginnie Mae II Pool 80546
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
3.75% 10/20/31
2
2,905 2,910
Ginnie Mae II Pool 80610
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
4.88% 06/20/32
2
43,399 43,616
Ginnie Mae II Pool 80614
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
4.63% 07/20/32
2
3,750 3,755
Ginnie Mae II Pool 80687
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
4.88% 04/20/33
2
35,704 35,704
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae II Pool 8684
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
4.63% 08/20/25
2
$ 1,111 $ 1,106
Ginnie Mae II Pool MA0331
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
4.63% 08/20/42
2
33,038 33,296
Ginnie Mae,
Series 2004-2, Class FW
(CME Term SOFR 1-Month plus 1.51%)
6.07% 01/16/34
2
202,512 202,047
Ginnie Mae,
Series 2009-92, Class FC
(CME Term SOFR 1-Month plus 0.91%)
5.31% 10/16/39
2
50,180 50,561
Ginnie Mae,
Series 2010-19, Class FD
(CME Term SOFR 1-Month plus 0.56%)
4.96% 07/16/39
2
2,581 2,581
Ginnie Mae,
Series 2011-70, Class IL (IO)
(-1.00 X CME Term SOFR 1-Month plus 6.99%, 0.60% Cap)
0.60% 06/16/37
2
809,056 14,014
Ginnie Mae,
Series 2023-113, Class FD
(SOFR30A plus 1.35%)
5.95% 08/20/53
2
441,296 444,486
Ginnie Mae,
Series 2024-143, Class FB
(SOFR30A plus 1.15%)
5.75% 09/20/54
2
433,051 433,244
Ginnie Mae,
Series 2024-144, Class FD
(SOFR30A plus 1.15%)
5.75% 09/20/54
2
516,616 516,958
Ginnie Mae,
Series 2024-148, Class AF
(SOFR30A plus 1.18%)
5.78% 09/20/54
2
520,022 521,077
UMBS (TBA)
3.50% 01/01/40 650,000 614,764
4.00% 01/01/40 1,125,000 1,080,584
4.00% 01/01/55 525,000 479,807
4.50% 01/01/40 1,725,000 1,687,036
4.50% 01/01/55 625,000 587,607
5.00% 01/01/40 1,700,000 1,693,350
5.00% 01/01/55 450,000 434,136
5.50% 01/01/55 250,000 246,616
13,514,901
Total Mortgage-Backed
(Cost $20,776,889) 20,368,202

Ultra Short Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
7 / December 2024
Issues
Maturity
Date
Principal
Amount Value
MUNICIPAL BONDS — 0 .23% *
Massachusetts — 0 .23%
Commonwealth of Massachusetts Revenue Bonds, Series B
4.11% 07/15/31 $ 112,863 $ 108,445
Total Municipal Bonds
(Cost $110,495)
U.S. TREASURY SECURITIES — 39 .39%
U.S. Agency Discount Notes — 3 .67%
U.S. International Development Finance Corp.,
Series 2
1.49% 08/15/31 1,955,675 1,755,679
U.S. Treasury Notes — 35 .72%
U.S. Treasury Notes
4.00% 12/15/27 780,000 774,120
4.13% 11/30/29 84,000 83,081
4.25% 11/30/26 2,165,000 2,165,000
4.25% 12/31/26 13,080,000 13,081,789
4.38% 12/31/29 995,000 994,650
17,098,640
Total U.S. Treasury Securities
(Cost $19,049,541) 18,854,319
Total Bonds — 114 .54%
(Cost $55,272,415)
54,827,079
Issues
Maturity
Date
Principal
Amount / Shares Value
SHORT-TERM INVESTMENTS — 7 .18%
Money Market Funds — 7 .18%
Fidelity Investments Money Market Funds - Government
Portfolio
4.38%
6
228,942 228,942
TCW Central Cash Fund
0.01%
6,7
3,210,521 3,210,521
Total Short-Term Investments
(Cost $3,439,463) 3,439,463
Total Investments - 121.72%
(Cost $58,711,878) 58,266,542
Liabilities in Excess of Other Assets - (21.72)% (10,396,087)
Net Assets - 100.00% $ 47,870,455
1
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
2
Floating rate security. The rate disclosed was in effect at December 31, 2024.
3
Foreign denominated security issued by foreign domiciled entity.
4
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
5
Zero coupon bond. The rate shown is the effective yield as of December 31, 2024.
6
Represents the current yield as of December 31, 2024.
7
Affiliated investment.
*
Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**
Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.
Note: For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.
(CLO): Collateralized Loan Obligation
(EUR): Euro
(GMTN): Global Medium-Term Note
(IO): Interest Only
(MTN): Medium-Term Note
(REIT): Real Estate Investment Trust
(RFUCCT): Refinitiv USD IBOR Consumer Cash Fallback
(SOFR): Secured Overnight Financing Rate
(STEP): Step Coupon Bond
(TBA): To-Be-Announced

Ultra Short Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
December 2024 / 8
Currency to
be Purchased
Currency to
be Sold Counterparty
Settlement
Date
Unrealized
Appreciation
FOREIGN CURRENCY EXCHANGE CONTRACT
USD 55,263 EUR 50,100 Citibank N.A. 01/17/25 $ 3,349
Description
Number of
Contracts Expiration Date Notional Amount Value
Unrealized
Appreciation
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Two-Year Note 87 03/31/25 $ 17,888,016 $ 8,447 $ 8,447
FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Five-Year Note 64 03/31/25 (6,803,500) 27,268 27,268
U.S. Treasury Ten-Year Ultra Bond 18 03/20/25 (2,003,625) 26,113 26,113
U.S. Treasury Ultra Bond 4 03/20/25 (475,625) 10,559 10,559
(9,282,750) 63,940 63,940
TOTAL FUTURES CONTRACTS $ 8,605,266 $ 72,387 $ 72,387

Ultra Short Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
9 / December 2024
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund:
Net Asset Value
The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.
Security Valuation
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the "Board" or the "Board of Trustees") has designated the Adviser as the "valuation designee" with respect to the fair valuation of the Fund's portfolio securities, subject to oversight by and periodic reporting to the Board. Fixed income securities for which market quotations are readily available were valued during the period at prices as provided by independent pricing vendors or broker quotes. The Fund received pricing information from independent pricing vendors selected and overseen by the valuation designee. Securities with a demand feature exercisable within one to seven days are valued at par. The Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (e.g.,
U.S. Treasury Note) or benchmark and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the Chicago
Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which those securities are traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and ask prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and ask prices. Securities and other assets that could not be valued as described above were valued at their fair value as determined by the Adviser in accordance with procedures approved by and under the general oversight of the Board.
Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.
Fair value methods used by the Adviser included, but were not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influence the market in which the investments are purchased and sold. These securities are either categorized as
Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset could not be valued pursuant to one of the valuation methods used by the Adviser, the value of the security or asset was determined in good faith by the Adviser, as the valuation designee. When the Fund uses these fair valuation methods that use significant unobservable inputs to determine NAV, securities will be priced by a method that the Adviser believes accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Adviser would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.
Fair Value Measurements
Various inputs are used in determining the fair value of investments, which are as follows:
* Level 1 - unadjusted quoted prices in active markets for identical securities
* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
* Level 3 - significant unobservable inputs that are not corroborated by observable market data

Ultra Short Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
December 2024 / 10
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.
In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of December
31, 2024 is as follows:
ULTRA SHORT BOND FUND
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Investments in Securities
Assets:
Short-Term Investments:
Money Market Funds $ 3,439,463 $ — $ — $ 3,439,463
Long-Term Investments:
Asset-Backed Securities — 4,144,966 — 4,144,966
Corporates — 11,351,147 — 11,351,147
Mortgage-Backed Securities — 20,368,202 — 20,368,202
Municipal Bonds — 108,445 — 108,445
U.S. Treasury Securities 17,098,640 1,755,679 — 18,854,319
Other Financial Instruments
*
Assets:
Foreign Currency Exchange Contracts
Foreign Currency Risk — 3,349 — 3,349
Futures Contracts
Interest Rate Risk 72,387 — — 72,387
Total $ 20,610,490 $ 37,731,788 $ — $ 58,342,278
*Other financial instruments include foreign currency exchange contracts and futures.

Ultra Short Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
11 / December 2024
Certain securities held by the Funds are categorized as Level 3 investments. Their prices may be derived by utilizing unobservable prior transaction values or information from third party valuation services. The value of Level 3 investments could be significantly affected by changes in these unobservable inputs.
For the period ended December 31, 2024, a reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of
Level 3 investments for which significant unobservable inputs were used in determining fair value:
ULTRA SHORT
BOND FUND
MORTGAGE-
BACKED
SECURITIES TOTAL
Balance as of
April 1, 2024 $ 9,388 $ 9,388
Accrued discounts/premiums (2,344) (2,344)
Realized (loss) (15,502) (15,502)
Change in unrealized appreciation 14,633 14,633
Purchases — —
Sales (6,175) (6,175)
Transfers into Level 3* — —
Transfers out of Level 3* — —
Balance as of
December 31, 2024
$ — $ —
*There were no transfers between level 2 and 3 for the period ended December 31, 2024.
Investment transactions in the shares of affiliated issuers for the period ended December 31, 2024 were as follows:
VALUE AT
BEGINNING
OF YEAR PURCHASES SALES
DIVIDEND/
INTEREST
VALUE AT
END
OF PERIOD
SHARES
HELD AT END
OF PERIOD
REALIZED
GAIN
(LOSS)
CHANGE IN
UNREALIZED
APPRECIATION
TCW Central Cash Fund $— $67,038,521 $(63,828,000) $105,594 $3,210,521 3,210,521 $— $—